EMPLOYEE BENEFITS - Summary of Employee Benefit Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS
Payroll, profit sharing and bonuses	R$ 3,553,374	R$ 3,848,557	R$ 3,975,494
Pension Plan	100,498	90,392	106,303
Share-based payments and charges on restricted shares	126,987	90,796	183,815
Health care, food and other benefits	579,116	704,449	661,445
Charges, taxes and social contributions	473,382	588,538	534,375
INSS	242,127	51,274	203,624
Total	R$ 5,075,484	R$ 5,374,006	R$ 5,665,056